ORDINARY SHARE AND SHARE INCENTIVE PLANS - Unvested Restricted Awards - Additional Information (Details) - 2017 Equity Incentive Plan shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Restricted stock awards
Vesting period	4 years
Restricted Stock
Restricted stock awards
Vesting period	4 years
Ratio for grant of stock awards that is deducted from the shares available for grant	1
Shares
Vested (in shares)	(494)	(379)
Fair value of restricted stock awards vested | $	$ 1.4	$ 0.9
Granted (in shares)	407	789